The Glenmede Fund, Inc.

The Glenmede Portfolios

High Yield Municipal Portfolio (GHYMX)

Supplement dated September 28, 2017 to the

Prospectus dated February 28, 2017

Effective October 1, 2017, Jerome H. Solomon will join Neil L. Langberg, Karl J. Zeile and Chad M. Rach as a portfolio manager of the High Yield Municipal Portfolio. Accordingly, effective October 1, 2017, the prospectus is revised as follows:

The sub-section entitled “Portfolio Managers” of the “Summary Section” of the High Yield Municipal Portfolio on page 9 of the prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers: Neil L. Langberg, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, Karl J. Zeile, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, and Chad M. Rach, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, have managed the Portfolio since its inception on December 22, 2015. Jerome H. Solomon, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, has managed the Portfolio since October 1, 2017.

In the sub-section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” on pages 28-29 of the prospectus, the following information replaces the information about the portfolio management of the High Yield Municipal Portfolio contained on page 29 of the prospectus:

Neil L. Langberg, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, manages the High Yield Municipal Portfolio along with Karl J. Zeile, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, Chad M. Rach, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, and Jerome H. Solomon, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor. Messrs. Langberg, Zeile and Rach have been responsible for the management of the High Yield Municipal Portfolio since its inception on December 22, 2015. Mr. Solomon has been responsible for the management of the High Yield Municipal Portfolio since October 1, 2017. Mr. Langberg has been employed by the Sub-Advisor and its affiliates since 1978. Mr. Zeile has been employed by the Sub-Advisor and its affiliates since 1999. Mr. Rach has been employed by the Sub-Advisor and its affiliates since 2004. Mr. Solomon has been employed by the Sub-Advisor and its affiliates since 2008.

This Supplement should be retained with your

Prospectus for future reference.

The Glenmede Fund, Inc.

The Glenmede Portfolios

Supplement dated September 28, 2017 to the

Statement of Additional Information (“SAI”) dated February 28, 2017

Effective October 1, 2017, Jerome H. Solomon will join Neil L. Langberg, Karl J. Zeile and Chad M. Rach as a portfolio manager of the High Yield Municipal Portfolio. Accordingly, effective October 1, 2017, the SAI is revised as follows:

In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on pages 48-49 of the SAI, the following is added to the information in the table setting forth the dollar range of equity securities beneficially owned by each portfolio manager of the High Yield Municipal Portfolio:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
High Yield Municipal Portfolio
Jerome H. Solomon*	None

* The dollar range of equity securities beneficially owned by Mr. Solomon in the High Yield Municipal Portfolio is as of September 1, 2017.